Summary of Significant Accounting Policies (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Value | Secured Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument	$ 395,202	$ 267,093
Carrying Value | Unsecured Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument	2,285,698	2,283,513
Fair Value | Secured Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument	397,167	267,298
Fair Value | Unsecured Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument	$ 2,295,699	$ 2,359,998